Offerings	Feb. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	25,652,128
Proposed Maximum Offering Price per Unit	21.99
Maximum Aggregate Offering Price	$ 564,090,294.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 77,900.87
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of Figma, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. b. Represents 25,652,128 additional shares of the Registrant's Class A common stock available for issuance under the Registrant's 2025 Equity Incentive Plan ("2025 Plan") pursuant to the provision of the 2025 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2025 Plan. c. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2025 Plan, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange ("NYSE") on February 12, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	5,130,425
Proposed Maximum Offering Price per Unit	18.70
Maximum Aggregate Offering Price	$ 95,938,947.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,249.17
Offering Note	See Note 1.a. above. a. Represents 5,130,425 additional shares of the Registrant's Class A common stock available for issuance under the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP") pursuant to the provision of the ESPP providing for an annual automatic increase in the number of shares reserved for issuance under the ESPP. b. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the ESPP, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on NYSE on February 12, 2026. Under the ESPP, the purchase price of a share of Class A common stock is equal to 85% of the fair market value of the Registrant's Class A common stock on the offering date or the purchase date, whichever is less.